Net Loss Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ (58,235)	$ (51,972)
Denominator:
Weighted-average number of common stock outstanding - basic and diluted	62,108,032	31,932,204
Net loss per common share – basic and diluted	$ (0.94)	$ (1.63)